UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2004
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           ---------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           ---------------------------------------
           George Town, Cayman Islands
           ---------------------------------------

Form 13F File Number:  28-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Nash
           ---------------------------------------------
Title:     Manager of Ulysses Management Offshore LLC
           ---------------------------------------------
Phone:     212-455-6200
           ---------------------------------------------

Signature, Place, and Date of Signing:

       Joshua Nash                 New York, New York          05/14/04
-------------------------------   -------------------     ---------------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          --------------------

Form 13F Information Table Entry Total:            92
                                          --------------------

Form 13F Information Table Value Total:   $   420,200          (in thousands)
                                          ---------------------



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2004


                                                                                                           ITEM 5:
                                       ITEM 2:                ITEM 3:             ITEM 4:                 Shares or
      ITEM 1:                        Title of                 Cusip               Fair                   Principal
    Name of Issuer                     Class                  Number           Market Value                Amount
-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER                             ORD                  G04074103           3,338,880               148,000 CALLS
ACCENTURE LTD.                          CL A                 G1150G111           4,064,720               163,900 SHS
EVEREST RE GROUP LTD.                   COM                  G3223R108           9,945,216               116,400 SHS
GLOBAL SANTA FE                         SHS                  G3930E101           7,009,148               252,400 CALLS
NABORS INDUSTRIES                       SHS                  G6359F103           2,369,850                51,800 SHS
TRANSOCEAN                              ORD                  G90078109           1,447,491                51,900 SHS
WEATHERFORD INTL                        COM                  G95089101           3,106,017                73,900 CALLS
ABBOTT LABORATORIES                     COM                  002824100           3,041,400                74,000 SHS
ABITIBI CONSOLIDATED INC.               COM                  003924107           1,296,052               182,800 SHS
ALCOA                                   COM                  013817101           5,134,120               148,000 CALLS
AMERICAN EXPRESS                        COM                  025816109           3,831,715                73,900 CALLS
APPLE COMPUTER                          COM                  037833100             797,680                29,500 CALLS
ATHEROGENICS                            COM                  047439104             846,190                37,000 SHS
BJ SERVICES                             COM                  055482103           2,829,858                65,400 SHS
BAKER HUGHES                            COM                  057224107           9,072,576               248,700 CALLS
BOSTON SCIENTIFIC                       COM                  101137107           2,835,222                66,900 CALLS
BRISTOL MYERS                           COM                  110122108           2,519,920               104,000 CALLS
TOM BROWN INC.                          COM NEW              115660201           1,391,200                37,000 SHS
BURLINGTON RES                          COM                  122014103           3,760,533                59,100 CALLS
CIT GROUP INC.                          COM                  125581108           2,823,310                74,200 SHS
CSX CORP                                COM                  126408103           2,853,318                94,200 SHS
CHURCH & DWIGHT                         COM                  171340102           2,745,854                63,400 SHS
CISCO                                   COM                  17275R102           2,439,495               103,500 CALLS
COLGATE-PALMOLIVE                       COM                  194162103             760,380                13,800 SHS
CONSOL ENERGY INC.                      COM                  20854P109           2,315,520                86,400 SHS
COOPER CAMERON CORP.                    COM                  216640102           1,303,880                29,600 SHS
COX COMMUNICATIONS                      CL A                 224044107           7,492,360               237,100 SHS
DDI CORP.                               COM PAR $ .001       233162304             739,227                71,700 SHS
DADE BEHRING INC.                       COM                  23342J206           2,610,976                58,700 SHS
DEERE & CO.                             COM                  244199105           2,051,576                29,600 SHS
DELTA AND PINE LAND CO.                 COM                  247357106           1,000,495                40,100 SHS
DIAGEO PLC                              SPON ADR NEW         25243Q205           1,004,720                19,000 SHS
DIAMONDS TR                             UNIT SER 1           252787106          11,514,336               110,800 SHS
DIAMONDS TR                             UNIT SER 1           252787106         138,702,024             1,334,700 PUTS
EMC CORP                                COM                  268648102             808,434                59,400 CALLS
ENSCO INTL INC.                         COM                  26874Q100           1,256,382                44,600 SHS
EVERGREEN RESOURCES INC                 COM NO PAR           299900308           1,016,760                29,600 SHS
EXPLORATION CO. OF DELAWARE             COM NEW              302133202              61,028                14,600 SHS
FANNIE MAE                              COM                  313586109           6,594,845                88,700 PUTS
FIRST DATA CORP.                        COM                  319963104           3,748,024                88,900 SHS
FIRST DATA CORP.                        COM                  319963104           6,260,760               148,500 CALLS
FOREST LABS INC.                        COM                  345838106           1,067,138                14,900 SHS
FOREST LABS INC.                        COM                  345838106           2,119,952                29,600 CALLS
GEMSTAR-TV GUIDE                        COM                  36866W106             958,859               142,900 SHS
GUIDANT                                 COM                  401698105           2,344,690                37,000 CALLS
HEWLETT PACKARD                         COM                  428236103           2,361,656               103,400 CALLS
IDT CORP                                CL B                 448947309           1,599,910                79,400 SHS
IKON OFFICE SOLUTIONS                   COM                  451713101           1,064,960                83,200 SHS
INSPIRE PHARMACEUTICALS                 COM                  457733103           1,150,828                89,350 SHS
INTEL CORP                              COM                  458140100           1,207,680                44,400 SHS
JOY GLOBAL INC.                         COM                  481165108           2,709,630                96,600 SHS
KFX INC.                                COM                  48245L107             898,735                86,500 SHS
LAMAR ADVERTISING CO                    CL A                 512815101           2,299,950                57,000 SHS
LIBERTY MEDIA CORP.                     COM SER A            530718105           2,709,030               247,400 SHS
ELI LILLY                               COM                  532457108           4,963,980                74,200 CALLS
MASSEY ENERGY CO.                       COM                  576206106           2,067,959                93,700 SHS
MEDIMUNIE                               COM                  584699102           1,364,028                59,100 CALLS
MELLON FINANCIAL                        COM                  58551A108           3,642,156               116,400 SHS
MICHAELS STORES INC.                    COM                  594087108           1,356,498                27,900 SHS
MICROSOFT CORP                          COM                  594918104           3,697,119               148,300 SHS


MICROSOFT CORP                          COM                  594918104           5,063,283               203,100 CALLS
MICRON                                  COM                  595112103           3,709,620               222,000 CALLS
MURPHY OIL CORP.                        COM                  626717102           2,783,274                44,200 SHS
NASDAQ 100 TR                           UNIT SER 1           631100104          18,543,616               517,400 PUTS
NATIONAL SEMICONDUCTOR                  COM                  637640103           3,283,377                73,900 CALLS
NATIONWIDE FINCL SERVICES               CL A                 638612101           1,052,660                29,200 SHS
NEW YORK TIMES CO.                      CL A                 650111107           4,592,380               103,900 SHS
NEWFIELD EXPLORATION CO.                COM                  651290108           1,778,203                37,100 SHS
NEWMONT MINING                          COM                  651639106           6,891,914               147,800 CALLS
NOKIA                                   SPONSORED ADR        654902204           3,613,896               178,200 CALLS
NORFOLK SOUTHERN                        COM                  655844108           2,558,022               115,800 SHS
OIL SERVICE HOLDERS                     DEPOSTRY RCPT        678002106           2,029,647                28,900 SHS
PARAMETRIC TECHNOLOGY                   COM                  699173100             453,356               100,300 SHS
PFIZER                                  COM                  717081103           4,156,930               118,600 CALLS
PHARMA HOLDES                           DEPOSTRY RCPT        71712A206           3,322,530                43,500 SHS
SBC COMMUNICATIONS                      COM                  78387G103           3,231,918               131,700 SHS
S&P DEPOS.RECEIPTS                      UNIT SER 1           78462F103           8,358,090                73,900 SHS
ST JUDE                                 COM                  790849103           3,215,660                44,600 CALLS
SCHERING PLOUGH CORP.                   COM                  806605101           2,021,012               124,600 SHS
SCHLUMBERGER                            COM                  806857108           2,362,450                37,000 SHS
SEEBEYOND TECH CORP                     COM                  815704101             354,375                87,500 SHS
SYMBOL TECHNOLOGIES INC.                COM                  871508107             626,520                45,400 SHS
TEXAS INSTR                             COM                  882508104           1,685,994                57,700 CALLS
TIME WARNER                             COM                  887317105           8,762,142               519,700 CALLS
TRINITY INDUSTRIES                      COM                  896522109           1,239,880                44,600 SHS
UNITEDGLOBALCOM INC                     CL A                 913247508           1,507,688               177,584 SHS
UNOCAL                                  COM                  915289102           3,880,848               104,100 CALLS
WEBMD CORP                              COM                  94769M105           1,718,437               193,300 SHS
WHEELING PITTSBURGH CORP.               COM NEW              963142302             957,892                43,600 SHS
XEROX                                   COM                  984121103           2,934,398               201,400 SHS
XEROX                                   COM                  984121103           2,267,092               155,600 CALLS
YORK INTERNATIONAL                      COM                  986670107           2,916,802                74,200 SHS


                             ** TABLE CONTINUED **

                                                ITEM 6:                                                    ITEM 8:
                                          INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                               (b) Shares                       ITEM 7:
      ITEM 1:                                 as Defined       (c) Shared      Managers
    Name of Issuer             (a) Sole       in Instr. V         Other       See Instr. V    (a) Sole      (b) Shared     (c) None
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER                       X                                                              X
ACCENTURE LTD.                    X                                                              X
EVEREST RE GROUP LTD.             X                                                              X
GLOBAL SANTA FE                   X                                                              X
NABORS INDUSTRIES                 X                                                              X
TRANSOCEAN                        X                                                              X
WEATHERFORD INTL                  X                                                              X
ABBOTT LABORATORIES               X                                                              X
ABITIBI CONSOLIDATED INC.         X                                                              X
ALCOA                             X                                                              X
AMERICAN EXPRESS                  X                                                              X
APPLE COMPUTER                    X                                                              X
ATHEROGENICS                      X                                                              X
BJ SERVICES                       X                                                              X
BAKER HUGHES                      X                                                              X
BOSTON SCIENTIFIC                 X                                                              X
BRISTOL MYERS                     X                                                              X
TOM BROWN INC.                    X                                                              X
BURLINGTON RES                    X                                                              X
CIT GROUP INC.                    X                                                              X
CSX CORP                          X                                                              X
CHURCH & DWIGHT                   X                                                              X
CISCO                             X                                                              X
COLGATE-PALMOLIVE                 X                                                              X
CONSOL ENERGY INC.                X                                                              X
COOPER CAMERON CORP.              X                                                              X
COX COMMUNICATIONS                X                                                              X
DDI CORP.                         X                                                              X
DADE BEHRING INC.                 X                                                              X
DEERE & CO.                       X                                                              X
DELTA AND PINE LAND CO.           X                                                              X
DIAGEO PLC                        X                                                              X
DIAMONDS TR                       X                                                              X
DIAMONDS TR                       X                                                              X
EMC CORP                          X                                                              X
ENSCO INTL INC.                   X                                                              X
EVERGREEN RESOURCES INC           X                                                              X
EXPLORATION CO. OF DELAWARE       X                                                              X
FANNIE MAE                        X                                                              X
FIRST DATA CORP.                  X                                                              X
FIRST DATA CORP.                  X                                                              X
FOREST LABS INC.                  X                                                              X
FOREST LABS INC.                  X                                                              X
GEMSTAR-TV GUIDE                  X                                                              X
GUIDANT                           X                                                              X
HEWLETT PACKARD                   X                                                              X
IDT CORP                          X                                                              X
IKON OFFICE SOLUTIONS             X                                                              X
INSPIRE PHARMACEUTICALS           X                                                              X
INTEL CORP                        X                                                              X
JOY GLOBAL INC.                   X                                                              X
KFX INC.                          X                                                              X
LAMAR ADVERTISING CO              X                                                              X
LIBERTY MEDIA CORP.               X                                                              X
ELI LILLY                         X                                                              X
MASSEY ENERGY CO.                 X                                                              X
MEDIMUNIE                         X                                                              X
MELLON FINANCIAL                  X                                                              X
MICHAELS STORES INC.              X                                                              X
MICROSOFT CORP                    X                                                              X


MICROSOFT CORP                    X                                                              X
MICRON                            X                                                              X
MURPHY OIL CORP.                  X                                                              X
NASDAQ 100 TR                     X                                                              X
NATIONAL SEMICONDUCTOR            X                                                              X
NATIONWIDE FINCL SERVICES         X                                                              X
NEW YORK TIMES CO.                X                                                              X
NEWFIELD EXPLORATION CO.          X                                                              X
NEWMONT MINING                    X                                                              X
NOKIA                             X                                                              X
NORFOLK SOUTHERN                  X                                                              X
OIL SERVICE HOLDERS               X                                                              X
PARAMETRIC TECHNOLOGY             X                                                              X
PFIZER                            X                                                              X
PHARMA HOLDES                     X                                                              X
SBC COMMUNICATIONS                X                                                              X
S&P DEPOS.RECEIPTS                X                                                              X
ST JUDE                           X                                                              X
SCHERING PLOUGH CORP.             X                                                              X
SCHLUMBERGER                      X                                                              X
SEEBEYOND TECH CORP               X                                                              X
SYMBOL TECHNOLOGIES INC.          X                                                              X
TEXAS INSTR                       X                                                              X
TIME WARNER                       X                                                              X
TRINITY INDUSTRIES                X                                                              X
UNITEDGLOBALCOM INC               X                                                              X
UNOCAL                            X                                                              X
WEBMD CORP                        X                                                              X
WHEELING PITTSBURGH CORP.         X                                                              X
XEROX                             X                                                              X
XEROX                             X                                                              X
YORK INTERNATIONAL                X                                                              X



                              ** TABLE COMPLETE **